Accrued Expenses and Other Payables (Tables)	9 Months Ended
Jun. 30, 2017
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	June 30, 2017	September 30, 2016
Accruals for consulting fee	$31,640	$23,100
Accruals for audit fee	19,000	15,000
Accruals for interest expense	9,500	-
Accruals for rental expense	42,990	-
Total accrued expenses and other payables	$103,130	$38,100